Restricted deposit (Narrative) (Details) - USD ($)	1 Months Ended	9 Months Ended
	Jun. 23, 2023	Dec. 31, 2024	Dec. 31, 2023
Restricted Deposit [Abstract]
Restricted deposits	$ 400,000	$ 0	$ 400,000
Description of terms of deposit	The term deposit has a term of one year, a maturity date of June 23, 2025, and earns interest at a fixed rate of 3.0%. The surety bond was issued on June 28, 2023, has a term of one year and is automatically renewable for successive one-year terms unless cancelled by the bank with 45 days' notice or cancelled by the surety bond provider.
Deposits interest rate percentage	3.00%